Business Combinations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
SCUF Acquisition
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary allocation of the purchase consideration to the estimated fair value of the assets acquired and liabilities assumed at the SCUF Acquisition Closing Date. The allocation of the purchase price was based upon a preliminary valuation, and the estimates and assumptions are subject to change within the measurement period. The primary areas of the purchase price allocation that are not yet finalized consist of federal and state income tax and other tax considerations and the valuation of identifiable intangible assets acquired. We will continue to reflect measurement period adjustments to purchase price allocation, if any, in the period in which the adjustments are recognized. Final determination of the fair values may result in adjustments to the values presented in the following table:

(In thousands)
Assets acquired:
Cash	$6,947
Accounts receivable	4,587
Inventories	12,800
Prepaid and other assets	1,377
Identifiable intangible assets	71,890
Property and equipment	2,927
Other assets	40
Liabilities assumed:
Accounts payable	(9,182)
Sales tax payable	(5,533)
Deferred revenue	(3,752)
Other liabilities and accrued expenses	(8,416)
Deferred tax liabilities	(10,015)

Net identifiable net assets acquired	$63,670
Goodwill	72,642

Net assets acquired	$136,312

The following table summarizes the preliminary allocation of the purchase consideration to the estimated fair value of the assets acquired and liabilities assumed at the acquisition date. The allocation of the purchase price was based upon a preliminary valuation, and the Company’s estimates and assumptions are subject to change within the measurement period. The primary areas of the purchase price allocation that are not yet finalized consist of inventory valuation, federal and state income tax and other tax considerations and the valuation of identifiable intangible assets acquired.

(In thousands)
Assets acquired:
Cash	$6,947
Accounts receivable	4,587
Inventories	13,307
Prepaid and other assets	1,377
Identifiable Intangible assets	71,890
Property and equipment	2,927
Other assets	40
Liabilities assumed:
Accounts payable	(9,182)
Sales tax payable	(5,533)
Deferred revenue	(3,752)
Other liabilities and accrued expenses	(8,416)
Deferred tax liabilities	(10,015)

Net identifiable net assets acquired	$64,177
Goodwill	73,665

Net assets acquired	$137,842

Summary of Components of Identifiable Assets Acquired and Estimated Useful Lives

The following table summarizes the components of identifiable intangible assets acquired and their estimated useful lives as of the SCUF Acquisition Closing Date:

	Fair Value	Weighted Average Useful Life
	(In thousands)	(In years)
Patents	$30,500	8
Developed technology	18,600	6
Customer Relationships	590	5
Trade name	22,200	15

Total identifiable intangible assets	$71,890

The following table summarizes the components of identifiable intangible assets acquired and their estimated useful lives as of the acquisition date:

	Fair Value	Weighted Average Useful Life
	(In thousands)	(In years)
Patents	$30,500	8
Developed technology	18,600	6
Customer Relationships	590	5
Trade name	22,200	15

Total identifiable intangible assets	$71,890

The following table summarizes the components of identifiable intangible assets acquired and their estimated useful lives as of acquisition date:

	Fair Value	Useful Life
	(In thousands)	(In years)
Developed technology	$10,769	5
In-process research and development	748	5
Trade name	7,825	15

Total identifiable intangible assets	$19,342

Business Acquisition, Pro Forma Financial Information

The following unaudited pro forma financial information combines the unaudited condensed combined consolidated results of operations as if the SCUF Acquisition had occurred as of January 1, 2019:

	Three months Ended September 30, 2019	Nine months Ended September 30, 2019
	(in thousands)
Net revenue	$299,130	$815,432
Net loss	(3,101)	(25,040)

Origin Acquisition
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed

The final allocation of the Origin Acquisition purchase consideration to the estimated fair value of the assets acquired and liabilities assumed at the acquisition date is as follows:

(In thousands)
Assets acquired:
Cash, net of cash acquired	$376
Accounts receivable	1,379
Inventories	4,445
Prepaid and other assets	309
Identifiable intangible assets (customer relationship with estimated 6 years of useful life)	1,000
Property and equipment	140
Liabilities assumed:
Accounts payable	(2,670)
Other liabilities and accrued expenses	(3,033)
Other liabilities, noncurrent	(447)

Net identifiable assets acquired	1,499
Goodwill	12,270

Net assets acquired	$13,769

The preliminary allocation of the purchase consideration to the estimated fair value of the assets acquired and liabilities assumed at the acquisition date, subject to the finalization of the estimate for certain tax liabilities assumed, which Origin filed an extension for as of the date that this report is available to be issued, is as follows:

(In thousands)
Assets acquired:
Cash, net of cash acquired	$376
Accounts receivable	1,379
Inventories	4,445
Prepaid and other assets	309
Identifiable intangible assets (customer relationship with estimated 6 years of useful life)	1,000
Property and equipment	140
Liabilities assumed:
Accounts payable	(2,670)
Other liabilities and accrued expenses	(3,384)
Other liabilities, noncurrent	(447)

Net identifiable assets acquired	1,148
Goodwill	12,353

Net assets acquired	$13,501

Elgato Acquisition
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed

The final allocation of the Elgato purchase consideration to the estimated fair value of the assets acquired and liabilities assumed at the acquisition date is as follows:

(In thousands)
Assets acquired:
Inventories	$4,283
Prepaid and other assets	548
Identifiable Intangible assets	19,342
Liabilities assumed:
Sales return reserves	(500)
Other current liabilities and accrued expenses	(540)

Net identifiable assets acquired	23,133
Goodwill	23,487

Net assets acquired	$46,620

Business Acquisition, Pro Forma Financial Information

The following unaudited pro forma financial information combines the unaudited combined consolidated results of operations as if the acquisition of SCUF had occurred at the beginning of the periods presented:

	Year Ended December 31, 2018	Year Ended December 31, 2019
	(unaudited)
	(in thousands)
Net revenue	$1,013,761	$1,165,502
Net loss	(19,362)	(24,598)